Derivatives (Tables)	9 Months Ended
Sep. 30, 2026
IfrsStatementLineItems [Line Items]
Schedule of key assumption used in valuation model

Key Assumptions	September 30, 2026
Stock price	US$	13.16
Strike price	US$	27.40
Cap	US$	41.36
Expected life		4.75 yrs
Risk-free interest rate		4.77%
Counterparty credit spread		0.45% – 0.61%
Expected volatility		Variable *

*	Bloomberg OVDV Mid smile and 4-year and 5-year tenors

Schedule of changes in fair value of derivative assets

Changes in the fair value of the derivative assets for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$-	$-
Issuances	132,218	-
Change in fair value	(87,758)	-
Translation adjustment	808	-
Balance, end of period	$45,268	$-

Schedule of changes in fair value of derivative liabilities

Changes in the fair value of the derivative liabilities for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$8,112	$1,121
Issuances	441,769	-
Settlements	-	(90,417)
Change in fair value	(302,683)	97,408
Translation adjustment	5,147	-
Balance, end of period	$152,345	$8,112

	September 30, 2026	December 31, 2025
Classified as:
Current	$13,252	$8,112
Non-current	139,093	-
	$152,345	$8,112

Schedule of fair value of the derivative liabilities related to the June 2026 convertible note

The fair value of the derivative liabilities was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2026	December 31, 2025
Stock price	US$13.16	$12.07
Exercise price	US$1.28	$0.86 - $ 1.77
Expected life	0.08 yrs	0.83 yrs
Risk-free interest rate	3.37%	2.58%
Expected volatility	95.42%	89.07%
Expected dividends	nil	nil

June 2026 convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Schedule of fair value of the derivative liabilities related to the June 2026 convertible note

The fair value of derivative liabilities related to the June 2026 Convertible Senior Notes was estimated using a partial differential equation valuation model with the following assumptions:

	September 30, 2026	June 4, 2026
Stock price	US$13.16	US$20.68
Maturity date	July 1, 2031	July 1, 2031
Bond price	160.187	100.000
Dividend yield	0.00%	0.00%
Volatility	50%	50%
Credit spread	1.63%	8.98%
Interest rate curve	USD SOFR vs Fixed Rate	USD SOFR vs Fixed Rate